Consolidated Statement of Cash Flows - CAD ($) $ in Millions		3 Months Ended		6 Months Ended
		Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
Cash flows from operating activities
Net income		$ 2,747	$ 2,456	$ 5,487	$ 4,854
Adjustment for:
Net interest income		(4,473)	(4,176)	(8,817)	(8,527)
Depreciation and amortization		381	375	756	755
Provision for credit losses		219	496	441	1,260
Equity-settled share-based payment expense		2	1	8	5
Net gain on sale of investment securities		(1)	(137)	(3)	(256)
Net (gain)/loss on divestitures			15		15
Net income from investments in associated corporations		(84)	(113)	(175)	(170)
Income tax expense		817	742	1,681	1,444
Changes in operating assets and liabilities:
Trading assets		19,095	(6,013)	14,598	(31,840)
Securities purchased under resale agreements and securities borrowed		(16,739)	(16,101)	(19,514)	(17,630)
Loans		(24,271)	(13,693)	(49,092)	(19,544)
Deposits		26,137	3,189	72,635	32,174
Obligations related to securities sold short		(1,280)	2,451	3,563	10,877
Obligations related to securities sold under repurchase agreements and securities lent		10,007	(21,006)	7,555	(15,456)
Net derivative financial instruments		(2,047)	3,586	(4,010)	2,959
Other, net		(4,938)	(1,167)	(2,786)	(7,054)
Dividends received		289	238	573	455
Interest received		6,657	6,272	13,210	13,092
Interest paid		(2,330)	(2,256)	(4,507)	(4,779)
Income tax paid		(914)	(662)	(2,372)	(1,504)
Net cash from/(used in) operating activities		9,274	(45,503)	29,231	(38,870)
Cash flows from investing activities
Interest-bearing deposits with financial institutions		13,432	34,287	3,203	17,913
Purchase of investment securities		(35,179)	(17,661)	(57,757)	(34,706)
Proceeds from sale and maturity of investment securities		14,748	29,507	31,657	57,066
Acquisition/divestiture of subsidiaries, associated corporations or business units, net of cash acquired		(652)	(186)	(652)	(186)
Property and equipment, net of disposals		(153)	(137)	(198)	(182)
Other, net		(153)	(17)	(380)	(120)
Net cash from/(used in) investing activities		(7,957)	45,793	(24,127)	39,785
Cash flows from financing activities
Proceeds from issue of subordinated debentures		3,356		3,356
Redemption of subordinated debentures		(1,250)		(1,250)	(750)
Redemption of preferred shares			(759)	(500)	(759)
Proceeds from common shares issued		21	80	125	138
Common shares purchased for cancellation		(1,250)		(2,336)
Cash dividends and distributions paid		(1,269)	(1,169)	(2,520)	(2,303)
Distributions to non-controlling interests		(59)	(68)	(76)	(85)
Payment of lease liabilities		(81)	(83)	(170)	(172)
Other, net		(706)	500	(930)	313
Net cash from/(used in) financing activities		(1,238)	(1,499)	(4,301)	(3,618)
Effect of exchange rate changes on cash and cash equivalents		1	(294)	147	(480)
Net change in cash and cash equivalents		80	(1,503)	950	(3,183)
Cash and cash equivalents at beginning of period	[1]	10,563	9,443	9,693	11,123
Cash and cash equivalents at end of period	[1]	$ 10,643	$ 7,940	$ 10,643	$ 7,940

[1]	Represents cash and non-interest-bearing deposits with financial institutions (refer to Note 5).